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Global reach, WORLD-CLASS investment POTENTIONAL


                                                     Fortis international stock
                                                     funds semiannual report
                                                     April 30, 2001




                                 [PHOTO OF PEOPLE REVIEWING DOCUMENTS]




Fortis International Equity Fund
Fortis Global Growth Fund

FORTIS WORLDWIDE PORTFOLIOS, INC. SEMIANNUAL REPORT

  CONTENTS

  LETTER TO SHAREHOLDERS                                          1

  SCHEDULES OF INVESTMENTS
     GLOBAL GROWTH PORTFOLIO                                      6
     INTERNATIONAL EQUITY PORTFOLIO                               9

  STATEMENTS OF ASSETS AND LIABILITIES                           13

  STATEMENTS OF OPERATIONS                                       14

  STATEMENTS OF CHANGES IN NET ASSETS
     GLOBAL GROWTH PORTFOLIO                                     15
     INTERNATIONAL EQUITY PORTFOLIO                              16

  NOTES TO FINANCIAL STATEMENTS                                  17

  DIRECTORS AND OFFICERS                                         24

  OTHER PRODUCTS AND SERVICES                                    25

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services
 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 7:00 p.m. CST, Monday thru Friday

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL
(800) 800-2000, EXT. 4579, OR VISIT US ON THE WEB AT www.ffg.us.fortis.com.

HOW TO USE THIS REPORT

For a quick overview of the funds' performance during the past six-months, refer to the Highlights box below. The letter from the president provides a more detailed analysis of the fund, and financial markets.

The charts following the letters are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by country. The portfolio changes show the investment decisions your Fund manager has made over the period in response to changing market conditions.

The performance chart graphically compares the fund's total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2001

                                                 CLASS A    CLASS B    CLASS C    CLASS H
                                                 -------    -------    -------    -------
GLOBAL GROWTH PORTFOLIO
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $32.51     $31.01     $31.12     $ 31.01
  End of period..............................    $22.54     $21.35     $21.43     $ 21.35
DISTRIBUTIONS PER SHARE
  From net realized gains on investments.....    $2.0520    $2.0520    $2.0520    $2.0520

INTERNATIONAL EQUITY PORTFOLIO
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $19.60     $19.38     $19.38     $ 19.36
  End of period..............................    $16.07     $15.83     $15.83     $ 15.81

[PHOTO]

FORTIS WORLDWIDE PORTFOLIOS

DEAR SHAREHOLDER:

Thank you for choosing the Fortis Global Growth Portfolio and Fortis International Equity Portfolio to help achieve your long-term financial goals. The Fortis Global Growth Portfolio invests in growth companies anywhere in the world including the United States. The Fortis International Portfolio focuses primarily on investments in foreign equity markets.

PERFORMANCE

During the six-month period ended April 30, 2001, the Fortis Global Growth Portfolio had a total return of -25.71% for Class A shares before sales charge, which compared to a total return of -10.59% for the Morgan Stanley Capital International World Index. The Fortis International Equity Portfolio over the same period had a total return of -18.01% for Class A shares before sales charge, which compared to a total return of -7.98% for the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index. The EAFE Index is the traditional representation of non North American equity markets. The investment environment for global equities over the past half-year has been unfavorable due to several factors. After strongly outperforming in 1999, most stock prices for growth companies reversed that trend in 2000. Weakest performing areas over the past year have been technology-related companies, telecommunication providers and equipment suppliers, and media-related companies. Other factors which have affected performance included slowing economies around the world and a sharp reduction in the earnings prospects for many companies. Weaker foreign currencies in Europe and Japan have also impacted returns to U.S. investors over the past six months.

FORTIS GLOBAL GROWTH PORTFOLIO

As of April 30, 2001, foreign holdings represented 51.85% of total fund assets, while the holdings in the United States represented 48.15%. Our long-term goal is to invest in the world's best-positioned and managed growth companies regardless of where they are located. The fund has traditionally been exposed to the growth segments of technology, telecommunications, health care, and consumer. These areas performed strongly during the bull market phase from 1999 through early 2000. Since the market's peak in early 2000, growth stocks in general have significantly underperformed other market segments. The two weakest components have been companies involved in technology-related industries and companies involved in telecommunications. Presently the portfolio is well diversified with health care representing 6.31% of the portfolio, the consumer products 12.62%, energy 7.05%, technology 36.10%, and finance 12.40%. Geographically the fund's overseas component is represented by 8.40% in Japan, 36.31% in Europe, and 5.20% in emerging regions. Investors will likely return to those companies with above average growth potential during 2001. A clearer economic outlook and an improving earnings outlook could be the catalyst for this to materialize.

FORTIS INTERNATIONAL EQUITY PORTFOLIO

The Fortis International Equity Portfolio at the end of April 2001 was invested in 22 nations. Continental Europe accounted for 42.56% of total assets, Japan 15.33%, United Kingdom 22.35% and emerging regions 6.72%. Our goal is to provide investors with an international fund that is highly diversified in all major economic and investment segments. The fund's primary focus is on traditional blue chip holdings, but does participate in other segments such as growth-oriented companies and certain restructuring situations. Since the fund is primarily invested in companies in foreign markets, it is exposed to the element of foreign exchange. During periods of U.S. dollar strength versus foreign currencies, U.S. holders can be negatively impacted. This has been the case over the past year, as both the Euro and Japanese Yen have continued to remain relatively weak compared to the U.S. dollar. The United States is viewed as a safe haven by investors and they are willing to hold that currency versus others during uncertain economic times such as the present. Overall, the portfolio remains highly diversified amongst industry categories with consumer-related areas representing 12.38% of total net assets, energy 7.72%, finance 18.32%, health care 6.95%, technology 25.24%, and basic materials 8.12%. A slowing global economy and the bear market in growth stocks have impacted all international markets over the past year.

GLOBAL ECONOMY

Expectations for the global economy have changed dramatically over the past several months. One year ago, the outlook was for a strong synchronized global expansion of all major economies. Growth expectations of global gross domestic product (GDP) have fallen since the fourth quarter of 2000. Currently, fears over a synchronized global recession of the major economies have replaced last year's favorable outlook. The fall off in expectations has been one of the most severe and swiftest in history. The main reason for this has been the sharp fall off in capital spending for technology-related goods and services. This is best explained by the understanding of the growth drivers of the world's economy in recent years. Several technology-related events led to extraordinary spending levels by corporations during the 1998 through 2000 timeframe. This spending was driven by three major investment waves, Y2K, the internet, and the wireless communications revolution. Corporations worldwide had to invest in new computer systems and software in order to become compliant with the Y2K changeover. At the same time, the internet was becoming a viable commercial channel for all businesses around the world. This also led to spending on internet-related infrastructure, web sites and distribution systems. The two taken together resulted in an extraordinary period of demand for technology-related goods and services. The proliferation of national wireless communications systems (cell phones) also resulted in extraordinary spending for telecommunications infrastructure and handsets. All areas of technology benefited from the three major demand drivers. Demand grew at record levels for products such as semiconductors, personal computers, wireless handsets, internet switches and a host of others. During that timeframe, the Federal Reserve and the rest of the world's central banks also provided plenty of monetary stimulus to their respective banking systems in fear of the uncertainties regarding the Y2K changeover. The net result of these factors was a "technology boom" and ultimately a stock market "bubble" for many companies involved in technology-related sectors. This extraordinary period in history came to an abrupt end during the latter stages of 2000. Y2K spending had stopped and the internet mania had already peaked out earlier in the year. The net result was slower spending for technology-related products just as capacity had increased to meet the strong demand. A slowing of the world's economies was further affected by rising energy costs, a falling stock market, and rising interest rates. These issues led to sharply lower earnings expectations for numerous technology-driven companies. Lower share prices resulted in the global bear market for high growth companies.

The world's central banks have recognized the economic slowdown and are in the process of responding to the weakness by lowering interest rates. We anticipate a coordinated global effort to attempt to stimulate the world's economy. After experiencing an expected moderate growth during the year

2001, the world economy should strengthen somewhat in 2002. Overall, a moderate growing global economy with low inflationary pressures should be a favorable environment for equity investors.

GLOBAL EQUITY MARKETS

The past six months have been a difficult time for all major global equity markets. Currently, we are in a "profits recession" with many companies reporting well below estimated earnings. The stock market has discounted this to a large degree and the outlook should improve over time. The highly speculative market of the 1999-2000 timeframe has been replaced by a market which is developing low levels of expectations. The visibility of earnings is at a low point currently and "fear" has replaced "greed" in many investors' minds. This is normally a sign that we are near an inflection point in the global equity markets. Besides reduced expectations, other favorable factors include the aforementioned easing of interest rates by the world's central banks, improved valuation of most markets, and the significantly oversold characteristics of most growth stocks. During normal market cycles, these characteristics set the stage for an eventual recovery in equity prices. The major difference of this cycle, however, was the "bubble" characteristics of the last bull market. The correction has been more severe than normal, which hopefully addresses this issue. The "bear market" which we have experienced in growth stocks over the past year has been painful. Our strategy has been to invest in the best-positioned and best managed growth companies that we can find on a global basis. We are confident that the markets will respond to the expected coordinated effort of the major economic powers of the United States, Europe, and Japan to re-stimulate the growth of the global economy. This will likely be achieved through sharply lower interest rates, tax cuts, and structural reforms especially in Japan. Eventually, investors will focus their attention on those companies that are positioned to demonstrate above average growth. Our approach has been to focus on those companies as long term investors. Looking ahead, we anticipate a less robust equity investment environment than has been experienced in recent years, however, the potential for a strong rebound off current depressed levels does exist. We anticipate that both value and growth segments will participate in the stock market's ultimate revival. Investors should take a longer-term viewpoint and remain diversified within growth segments, value segments, U.S. holdings and overseas investments in order to take advantage of the favorable long-term economic outlook.

Thank you for your investment in the Fortis Global Growth and Fortis International Equity portfolios.

Sincerely,

/s/ David Znamierowski

David Znamierowski
President

PORTFOLIO DIVERSIFICATION BY COUNTRY AS OF 4/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

United States                 47.3%
United Kingdom                17.3%
Japan                          8.4%
Other                          6.0%
France                         5.2%
Netherlands                    3.5%
Germany                        3.0%
South Korea                    3.0%
Italy                          2.0%
Canada                         1.9%
Finland                        1.5%
Cash Equivalents/Receivables   0.9%

TOP 10 EQUITY HOLDINGS AS OF 4/30/2001

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Reed International plc (United Kingdom)                 2.8%
 2.  WorldCom, Inc. (United States)                          2.5%
 3.  Staples, Inc. (United States)                           2.5%
 4.  Sony Corp. (Japan)                                      2.3%
 5.  NTT DoCoMo, Inc. (Japan)                                2.3%
 6.  Vodafone Group plc (United Kingdom)                     2.2%
 7.  Vivendi Universal S.A. (France)                         2.1%
 8.  Alcoa, Inc. (United States)                             2.0%
 9.  Exxon Mobil Corp. (United States)                       2.0%
10.  Microsoft Corp. (United States)                         2.0%

TEN LARGEST STOCK PORTFOLIO CHANGES FOR THE PERIOD ENDED 4/30/2001

ADDITIONS:                      ELIMINATIONS:
Alcoa, Inc.                     Bed Bath & Beyond, Inc.
Bank of America Corp.           Cheesecake Factory, Inc.
Exxon Mobil Corp.               Cisco Systems, Inc.
Lloyds TSB Group plc            Enron Corp.
Microsoft Corp.                 EOG Resources, Inc.
NTT DoCoMo, Inc.                Ericsson (L.M.) Telephone Co.
Reed International plc           Class B ADR
Staples, Inc.                   Telefonica S.A. ADR
Vivendi Universal S.A.          Tellabs, Inc.
WorldCom, Inc.                  Teva Pharmaceutical Industries
                                 Ltd. ADR
                                Xilinx, Inc.

GLOBAL GROWTH PORTFOLIO

VALUE OF $10,000 INVESTED JULY 8, 1991

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GLOBAL GROWTH PORTFOLIO CLASS A
AVERAGE ANNUAL TOTAL RETURN

                                               SINCE
                         1 YEAR   5 YEAR   JULY 8, 1991@
WITH SALES CHARGE*       -34.85%  + 4.17%        + 9.99%
WITHOUT SALES CHARGE**   -31.60%  + 5.19%       + 10.54%

        MSCI WORLD INDEX***  GLOBAL GROWTH PORTFOLIO CLASS A
7/8/91               10,000                            9,525
92                   10,427                           10,518
93                   12,130                           11,943
94                   13,633                           13,548
95                   15,034                           14,090
96                   17,932                           19,762
97                   19,874                           19,477
98                   25,742                           25,719
99                   29,956                           25,225
00                   33,741                           37,202
01                   28,417                           25,448

                          Annual period ended April 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of the world's major equity markets in U.S. dollars, weighted by stock market value.
  @  Date shares were first offered to the public.

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                                                       Since
                                              1 Year              5 Year             Inception+
-------------------------------------------------------------------------------------------------
Class B shares#                                  -32.10%              +4.42%               +9.06%
Class B shares##                                 -34.17%              +4.13%               +9.06%
Class C shares#                                  -32.10%              +4.48%               +9.11%
Class C shares##                                 -32.72%              +4.48%               +9.11%
Class H shares#                                  -32.10%              +4.42%               +9.06%
Class H shares##                                 -34.17%              +4.13%               +9.06%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed within year three or four, 2.00% if redeemed in year five, and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested) and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without CDSC.
 ##  With CDSC. Assumes redemption on April 30, 2001.
  +  Since November 14, 1994 -- Date shares were first offered to the public.

PORTFOLIO DIVERSIFICATION BY COUNTRY AS OF 4/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

United Kingdom                22.4%
Japan                         15.3%
France                        13.0%
Other                         10.9%
Cash Equivalents/Receivables   9.9%
Netherlands                    5.8%
Germany                        4.1%
Hong Kong                      4.0%
Italy                          4.0%
Sweden                         3.8%
Finland                        3.4%
Switzerland                    3.4%

TOP 10 EQUITY HOLDINGS AS OF 4/30/2001

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Reed International plc (United Kingdom)                 2.3%
 2.  Lloyds TSB Group plc (United Kingdom)                   1.9%
 3.  AstraZeneca plc (United Kingdom)                        1.9%
 4.  Nestle S.A. (Switzerland)                               1.8%
 5.  Sony Corp. (Japan)                                      1.7%
 6.  Vodafone Group plc (United Kingdom)                     1.7%
 7.  TotalFinaElf S.A. (France)                              1.6%
 8.  NTT DoCoMo, Inc. (Japan)                                1.6%
 9.  Nikko Securities Co. Ltd. (Japan)                       1.6%
10.  Vivendi Universal S.A. (France)                         1.5%

TEN LARGEST STOCK PORTFOLIO CHANGES FOR THE PERIOD ENDED 4/30/2001

ADDITIONS:                      ELIMINATIONS:
Barclays plc                    Alcatel S.A. ADR
Lloyds TSB Group plc            Arm Holdings plc
Nikko Securities Co. Ltd.       Aventis S.A. ADR
Nokia Oyj                       BHP Ltd. ADR
NTT DoCoMo, Inc.                Canon, Inc. ADR
Promise Co. Ltd.                Enron Corp.
Reed International plc          HSBC Holdings plc
Royal Dutch Petroleum Co.       Riverdeep Group plc ADR
Sony Corp.                      Schlumberger Ltd.
Vivendi Universal S.A.          Teva Pharmaceutical Industries
                                 Ltd. ADR

INTERNATIONAL EQUITY PORTFOLIO CLASS A

VALUE OF $10,000 INVESTED MARCH 2, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

INTERNATIONAL EQUITY PORTFOLIO CLASS A
AVERAGE ANNUAL TOTAL RETURN

                                      SINCE
                         1 YEAR   MARCH 2, 1998@
WITH SALES CHARGE*       -35.00%        + 13.36%
WITHOUT SALES CHARGE**   -31.76%        + 15.12%

        MSCI EAFE INDEX***  INTERNATIONAL EQUITY PORTFOLIO CLASS A
3/2/98              10,000                                   9,525
98                  10,394                                  10,372
99                  11,414                                  23,015
00                  13,032                                  21,793
01                  12,511                                  14,871

                          Annual period ended April 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
***  An unmanaged index of the stocks of Europe, Australia and the Far East.
  @  Date shares were first offered to the public.

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                                 Since
                                              1 Year           Inception+
-------------------------------------------------------------------------
Class B shares#                                  -32.25%         +14.35%
Class B shares##                                 -34.56%         +13.71%
Class C shares#                                  -32.25%         +14.35%
Class C shares##                                 -32.93%         +14.35%
Class H shares#                                  -32.28%         +14.30%
Class H shares##                                 -34.59%         +13.66%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount invested). Class C has a CSDC of 1.00% if redeemed within one year of purchase.
  #  Without CDSC.
 ##  With CDSC. Assumes redemption on April 30, 2001.
  +  Since March 2, 1998 -- Date shares were first offered to the public.

FORTIS WORLDWIDE PORTFOLIOS, INC.
GLOBAL GROWTH PORTFOLIO
Schedule of Investments
April 30, 2001 (Unaudited)

COMMON STOCKS-99.12%
--------------------------------------------------------------------------------

                                                                                 Market
     Shares                                                      Cost (b)      Value (c)
   ----------                                                  ------------   ------------
               BELGIUM-0.78%
       7,050   Dexia -- FINANCE -- DEPOSITORY CREDIT
                 BANKING....................................   $  1,062,576   $  1,110,720
                                                               ------------   ------------
               CANADA-1.94%
      62,300   Alcan, Inc. -- PRIMARY METAL
                 MANUFACTURING -- ALUMINA AND ALUMINUM
                 PRODUCTION.................................      2,276,130      2,772,350
                                                               ------------   ------------
               FINLAND-1.54%
      66,700   Nokia Oyj -- COMPUTER
                 MANUFACTURING -- COMMUNICATIONS
                 EQUIPMENT..................................        642,743      2,205,782
                                                               ------------   ------------
               FRANCE-5.18%
       3,600   Air Liquide -- CHEMICAL
                 MANUFACTURING -- OTHER CHEMICAL AND
                 PREPARATION................................        514,285        541,961
      24,800   Alstom -- MANUFACTURING -- MISCELLANEOUS.....        692,066        714,600
      28,500   France Telecom S.A. -- INFORMATION -- OTHER
                 TELECOMMUNICATIONS.........................      1,830,784      2,071,985
     105,000   Orange S.A. (a) -- INFORMATION -- WIRELESS
                 TELECOMMUNICATIONS CARRIERS................        973,181      1,105,945
      43,000   Vivendi Universal S.A. -- OTHER
                 SERVICES -- COMMERCIAL AND INDUSTRIAL
                 MACHINERY AND EQUIPMENT....................      2,575,331      2,975,564
                                                               ------------   ------------
                                                                  6,585,647      7,410,055
                                                               ------------   ------------
               GERMANY-3.04%
      19,900   Adidas-Salomon AG -- FOOTWEAR
                 MANUFACTURING..............................      1,066,557      1,199,747
      18,800   Bayerische Motoren Werke
                 AG -- MANUFACTURING -- MOTOR VEHICLE.......        580,950        626,720
      74,900   Deutsche Telekom
                 AG -- INFORMATION -- TELECOMMUNICATIONS
                 RESELLERS..................................      1,841,839      1,952,347
      12,600   Metro AG -- RETAIL -- OTHER MISCELLANOUS
                 STORE RETAILERS............................        569,941        573,081
                                                               ------------   ------------
                                                                  4,059,287      4,351,895
                                                               ------------   ------------
               HONG KONG-0.63%
     646,000   China Unicom
                 Ltd. (a) -- INFORMATION -- WIRELESS
                 TELECOMMUNICATIONS CARRIERS................        728,172        907,001
                                                               ------------   ------------
               ITALY-2.01%
     517,750   Olivetti S.p.A. -- INFORMATION -- OTHER
                 TELECOMMUNICATIONS.........................      1,077,888      1,159,069
     148,600   Pirelli S.p.A. -- RUBBER PRODUCT
                 MANUFACTURING..............................        508,091        484,836
     179,300   Telecom Italia Mobile
                 S.p.A. (T.I.M.) -- INFORMATION -- WIRELESS
                 TELECOMMUNICATIONS CARRIERS................      1,212,321      1,231,998
                                                               ------------   ------------
                                                                  2,798,300      2,875,903
                                                               ------------   ------------
               JAPAN-8.40%
      11,100   Kyocera Corp. -- COMPUTER
                 MANUFACTURING -- COMMUNICATIONS
                 EQUIPMENT..................................      1,016,178      1,061,165
      55,000   NEC Corp. -- COMPUTER
                 MANUFACTURING -- COMPUTER AND PERIPHERAL
                 EQUIPMENT..................................        800,462      1,003,966
      66,000   Nikko Securities Co.
                 Ltd. -- FINANCE -- INSURANCE AND EMPLOYEE
                 BENEFIT FUNDS..............................        578,581        560,975
         230   Nippon Telegraph & Telephone
                 Corp. -- INFORMATION -- WIRED
                 TELECOMMUNICATIONS CARRIERS................      1,912,509      1,461,529
         157   NTT DoCoMo, Inc. -- INFORMATION -- WIRELESS
                 TELECOMMUNICATIONS CARRIERS................      2,906,042      3,228,073
      44,700   Sony Corp. -- COMPUTER
                 MANUFACTURING -- COMMUNICATIONS
                 EQUIPMENT..................................      3,186,659      3,343,409
      30,000   Trend Micro,
                 Inc. (a) -- INFORMATION -- OTHER
                 INFORMATION SERVICES.......................        772,668      1,357,510
                                                               ------------   ------------
                                                                 11,173,099     12,016,627
                                                               ------------   ------------
               NETHERLANDS-3.46%
      60,100   Koninklijke (Royal) Philips Electronics
                 N.V. -- ELECTRICAL EQUIPMENT
                 MANUFACTURING -- COMPONENT OTHER...........      1,672,691      1,764,256
      36,200   Royal Dutch Petroleum Co. -- PETROLEUM AND
                 COAL -- PRODUCTS MANUFACTURING.............      1,979,517      2,163,198
      18,200   Unilever N.V. NY
                 Shares -- WHOLESALERS -- GROCERY AND
                 RELATED PRODUCTS...........................        980,343      1,021,384
                                                               ------------   ------------
                                                                  4,632,551      4,948,838
                                                               ------------   ------------
               SINGAPORE-0.59%
      31,600   Flextronics International
                 Ltd. (a) -- COMPUTER
                 MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
                 COMPONENT..................................        815,976        849,724
                                                               ------------   ------------
               SOUTH KOREA-2.96%
      87,100   Pohang Iron & Steel Co. Ltd. ADR -- PRIMARY
                 METAL MANUFACTURING -- IRON, STEEL MILLS
                 AND FERROALLY..............................      1,536,879      1,742,871
      28,700   Samsung Electronics GDR (e) -- COMPUTER
                 MANUFACTURING -- AUDIO AND VIDEO
                 EQUIPMENT..................................      2,568,825      2,495,178
                                                               ------------   ------------
                                                                  4,105,704      4,238,049
                                                               ------------   ------------
               SPAIN-1.32%
      52,700   Banco Popular Espanol
                 S.A. -- FINANCE -- COMMERCIAL BANKING......      1,735,515      1,880,167
                                                               ------------   ------------
               SWEDEN-1.21%
     255,870   Gambro AB Class A -- HEALTH CARE -- MEDICAL
                 EQUIPMENT AND SUPPLIES MANUFACTURING.......      1,602,543      1,731,376
                                                               ------------   ------------

--------------------------------------------------------------------------------

                                                                                 Market
     Shares                                                      Cost (b)      Value (c)
   ----------                                                  ------------   ------------
               SWITZERLAND-0.45%
         310   Nestle S.A. -- FOOD MANUFACTURING -- OTHER...   $    615,815   $    641,835
                                                               ------------   ------------
               TAIWAN-1.02%
      60,200   Taiwan Semiconductor Manufacturing Co. Ltd.
                 ADR (a) -- COMPUTER
                 MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
                 COMPONENT..................................      1,311,173      1,459,248
                                                               ------------   ------------
               UNITED KINGDOM-17.32%
      32,600   Barclays plc -- FINANCE -- COMMERCIAL
                 BANKING....................................        983,997      1,049,491
     195,800   Billiton plc -- MINING AND QUARRYING
                 NONMETALLIC MINERAL........................        899,768        963,718
     160,300   BP Amoco plc -- PETROLEUM AND COAL -- OIL AND
                 GAS EXTRACTION.............................      1,419,148      1,439,216
     202,400   British Airways plc -- TRANSPORTATION -- AIR
                 SCHEDULED..................................        925,823      1,020,818
     137,300   Capita Group plc -- PUBLIC -- ADMINISTRATION
                 OF HUMAN RESOURCE PROGRAMS.................         99,577        978,315
     185,300   COLT Telecom Group
                 plc (a) -- INFORMATION -- OTHER
                 TELECOMMUNICATIONS.........................      1,863,562      2,558,477
      49,700   GlaxoSmithKline plc -- HEALTH CARE -- MEDICAL
                 AND DIAGNOSTIC LABORATORIES................      1,302,080      1,313,415
     106,600   Kingfisher plc -- RETAIL -- OTHER GENERAL
                 MERCHANDISE STORES.........................        688,250        686,354
     273,600   Lloyds TSB Group plc -- FINANCE -- OTHER
                 FINANCIAL INVESTMENT ACTIVITIES............      2,748,622      2,844,006
     224,600   Marks & Spencer plc -- RETAIL -- DEPARTMENT
                 STORES.....................................        835,366        861,238
      54,000   Reckitt Benckiser
                 plc -- MANUFACTURING -- SOAP, CLEANING
                 COMPOUND, TOILET...........................        719,246        734,386
     408,000   Reed International
                 plc -- ENTERTAINMENT -- NEWSPAPER,
                 PERIODICAL, BOOK AND DATABASE PUBLISHERS...      3,727,582      4,019,230
     533,800   Rentokil Initial plc -- WASTE MANAGEMENT,
                 ADMINISTRATIVE -- OTHER SUPPORT SERVICES...      1,482,733      1,451,145
      47,700   Standard Chartered
                 plc -- FINANCE -- DEPOSITORY CREDIT
                 BANKING....................................        605,172        675,666
   1,024,920   Vodafone Group plc -- INFORMATION -- WIRELESS
                 TELECOMMUNICATIONS CARRIERS................      1,420,942      3,112,551
     133,382   Whitbread Holdings plc -- FOOD
                 SERVICE -- FULL-SERVICE RESTAURANTS........      1,107,190      1,059,178
                                                               ------------   ------------
                                                                 20,829,058     24,767,204
                                                               ------------   ------------
               UNITED STATES-47.27%
      70,700   Alcoa, Inc. -- PRIMARY METAL
                 MANUFACTURING -- ALUMINA AND ALUMINUM
                 PRODUCTION.................................      2,523,636      2,926,980
      13,000   American Home Products Corp. -- HEALTH
                 CARE -- PHARMACEUTICAL AND MEDICINE
                 MANUFACTURING..............................        733,655        750,750
      15,100   AMR Corp. (a) -- TRANSPORTATION -- AIR
                 SCHEDULED..................................        580,053        575,461
      43,100   AOL Time Warner, Inc. (a) -- PROFESSIONAL
                 SERVICES -- ADVERTISING AND RELATED
                 SERVICES...................................      1,588,935      2,176,550
      45,500   AT&T Corp. -- LIBERTY MEDIA
                 CORP. (a) -- ENTERTAINMENT -- MOTION
                 PICTURE AND VIDEO INDUSTRIES...............        724,214        728,000
      50,000   Bank of America
                 Corp. -- FINANCE -- DEPOSITORY CREDIT
                 BANKING....................................      2,606,070      2,800,000
      46,000   Bank One Corp. -- FINANCE -- DEPOSITORY
                 CREDIT BANKING.............................      1,609,015      1,737,420
      22,900   Baxter International, Inc. (with
                 rights) -- HEALTH CARE -- MEDICAL EQUIPMENT
                 AND SUPPLIES MANUFACTURING.................      2,091,895      2,087,335
         200   Berkshire Hathaway,
                 Inc. (a) -- FINANCE -- INSURANCE
                 CARRIERS...................................        432,829        455,000
      26,800   Biogen, Inc. (a) -- HEALTH CARE -- SCIENTIFIC
                 RESEARCH AND DEVELOPMENT SERVICES..........      1,560,800      1,732,888
      37,600   Burlington Resources, Inc. -- PETROLEUM AND
                 COAL -- OIL AND GAS EXTRACTION.............      1,652,968      1,775,096
       7,575   Cardinal Health, Inc. -- HEALTH
                 CARE -- DRUGS & DRUGGISTS SUNDRIES
                 WHOLESALERS................................        173,934        510,555
      32,000   Caterpillar, Inc. -- PRIMARY METAL
                 MANUFACTURING -- PRODUCT FROM PURCHASED
                 STEEL......................................      1,491,992      1,606,400
      50,900   Citigroup, Inc. -- FINANCE -- DEPOSITORY
                 CREDIT BANKING.............................      2,180,810      2,501,735
      42,900   Dell Computer Corp. (a) -- COMPUTER
                 MANUFACTURING -- COMPUTER AND PERIPHERAL
                 EQUIPMENT..................................      1,153,504      1,127,841
      40,900   Du Pont (E.I.) de Nemours & Co. -- CHEMICAL
                 MANUFACTURING -- BASIC CHEMICAL
                 MANUFACTURING..............................      1,730,897      1,848,271
      15,300   eBay, Inc. (a) -- RETAIL -- ELECTRONIC
                 SHOPPING AND MAIL-ORDER HOUSES.............        574,948        772,344
      54,200   EchoStar Communications Corp.
               Class A (a) -- INFORMATION -- TELECOMMUNICATIONS
                 SATELLITE..................................      1,666,841      1,623,832
      20,600   EMC Corp. (a) -- COMPUTER
                 MANUFACTURING -- COMPUTER AND PERIPHERAL
                 EQUIPMENT..................................        863,676        815,760
      32,300   Exxon Mobil Corp. -- PETROLEUM AND
                 COAL -- PRODUCTS MANUFACTURING.............      2,522,690      2,861,780
      14,500   FleetBoston Financial
                 Corp. -- FINANCE -- DEPOSITORY CREDIT
                 BANKING....................................        524,972        556,365
      24,600   General Electric Co. -- ELECTRICAL EQUIPMENT
                 MANUFACTURING..............................      1,007,625      1,193,838
      27,600   General Motors
                 Corp. -- MANUFACTURING -- MOTOR VEHICLE....      1,488,641      1,512,756
       3,000   Goldman Sachs Group,
                 Inc. -- FINANCE -- SECURITIES AND COMMODITY
                 CONTRACTS AND BROKERAGE....................        249,363        273,300
      26,700   Home Depot, Inc. -- RETAIL -- BUILDING
                 MATERIALS AND SUPPLIES DEALERS.............      1,170,142      1,257,570
      79,600   Intel Corp. -- COMPUTER
                 MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
                 COMPONENT..................................      2,047,963      2,460,436
      63,700   Kellogg Co. -- FOOD MANUFACTURING -- GRAIN
                 AND OILSEED MILLING........................      1,729,136      1,624,350
      26,850   MBIA, Inc. -- FINANCE -- INSURANCE
                 CARRIERS...................................      1,445,990      1,284,772
      24,000   Micron Technology, Inc. (a) -- COMPUTER
                 MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
                 COMPONENT..................................        898,891      1,089,120
      42,200   Microsoft
                 Corp. (a) -- INFORMATION -- SOFTWARE
                 PUBLISHERS.................................      2,309,328      2,859,050
      12,100   Minnesota Mining and Manufacturing
                 Co. -- PAPER (CONVERTED) PRODUCT
                 MANUFACTURING..............................      1,327,993      1,440,021
      17,300   Pharmacia Corp. (with rights) -- HEALTH
                 CARE -- PHARMACEUTICAL AND MEDICINE
                 MANUFACTURING..............................        854,187        904,098
      27,700   Philip Morris Companies, Inc. -- TOBACCO
                 MANUFACTURING..............................      1,347,765      1,388,047
     217,000   Staples, Inc. (a) -- RETAIL -- OFFICE
                 SUPPLIES, STATIONARY AND GIFT STORES.......      3,157,632      3,530,590

FORTIS WORLDWIDE PORTFOLIOS, INC.
GLOBAL GROWTH PORTFOLIO (CONTINUED)
Schedule of Investments
April 30, 2001 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                                 Market
     Shares                                                      Cost (b)      Value (c)
   ----------                                                  ------------   ------------
      45,900   Texas Instruments, Inc. -- COMPUTER
                 MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
                 COMPONENT..................................   $  1,403,066   $  1,776,330
      13,300   Transocean Sedco Forex, Inc. -- PETROLEUM AND
                 COAL -- MINING SUPPORT ACTIVITIES..........        710,745        721,924
      24,800   United Technologies Corp. -- AEROSPACE
                 PRODUCT AND PARTS MANUFACTURING............      1,774,316      1,936,384
      29,300   Unocal Corp. -- PETROLEUM AND
                 COAL -- PRODUCTS MANUFACTURING.............        968,218      1,118,088
      98,900   USA Networks,
                 Inc. (a) -- ENTERTAINMENT -- CABLE AND
                 OTHER SUBSCRIPTION PROGRAMMING.............      2,270,746      2,477,445
      13,100   Verizon Communications,
                 Inc. -- INFORMATION -- WIRED
                 TELECOMMUNICATIONS CARRIERS................        642,489        721,417
      10,900   Wal-Mart Stores, Inc. -- RETAIL -- OTHER
                 GENERAL MERCHANDISE STORES.................        553,175        563,966
      63,700   Waste Management,
                 Inc. -- PUBLIC -- ADMINISTRATION OF
                 ENVIRONMENTAL QUALITY PROGRAMS.............      1,473,324      1,554,917
      34,700   WebMD Corp. (a) -- PROFESSIONAL, SCIENTIFIC
                 AND TECHNICAL SERVICES -- OTHER............        293,995        302,237
     199,700   WorldCom, Inc. (a) -- INFORMATION -- OTHER
                 TELECOMMUNICATIONS.........................      3,583,926      3,644,525
                                                               ------------   ------------
                                                                 61,696,990     67,605,544
                                                               ------------   ------------
               TOTAL COMMON STOCKS..........................   $126,671,279   $141,772,318
                                                               ============   ============

SHORT-TERM INVESTMENTS-4.97%
--------------------------------------------------------------------------------

   Principal                                                      Market
     Amount                                                     Value (c)
   ----------                                                  ------------
               FINANCE-CONSUMER LENDING-3.79%
   $5,418,000  Bear Stearns Corp. Master Variable Rate Note,
                 Current Rate -- 4.71%......................   $  5,418,000
                                                               ------------
               FINANCE-DEPOSITORY CREDIT BANKING-1.18%
   1,697,704   U.S. Bank N.A. Money Market Variable Rate
                 Time Deposit, Current Rate -- 4.65%........      1,697,704
                                                               ------------
               TOTAL SHORT-TERM INVESTMENTS.................      7,115,704
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $133,786,983) (b)..........................   $148,888,022
                                                               ============

 (a) Presently not paying dividend income.
 (b) At April 30, 2001, the cost of securities for federal income tax purposes was $133,886,728 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 16,040,022
          Unrealized depreciation...........................    (1,038,728)
          ----------------------------------------------------------------
          Net unrealized appreciation.......................  $ 15,001,294
          ----------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (e) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2001, was $2,495,178, which represents 1.74% of total net assets.

FORTIS WORLDWIDE PORTFOLIOS, INC.
INTERNATIONAL EQUITY PORTFOLIO
Schedule of Investments
April 30, 2001 (Unaudited)

COMMON STOCKS-90.15%
--------------------------------------------------------------------------------

                                                                               Market
     Shares                                                     Cost (b)      Value (c)
   ----------                                                  -----------   -----------
               AUSTRALIA-1.39%
      22,686   Australia & New Zealand Banking Group
                 Ltd. -- FINANCE -- COMMERCIAL BANKING......   $  161,014    $   162,348
       5,600   News Corp. Ltd
                 ADR -- ENTERTAINMENT -- NEWSPAPER,
                 PERIODICAL, BOOK AND DATABASE PUBLISHERS...      161,280        215,040
                                                               -----------   -----------
                                                                  322,294        377,388
                                                               -----------   -----------
               BELGIUM-1.32%
       9,000   Interbrew (a) -- BEVERAGE MANUFACTURING......      244,722        239,382
       3,200   KBC
                Bankverzekeringsholdings -- FINANCE -- OTHER
                 FINANCIAL INVESTMENT ACTIVITIES............      126,583        118,507
                                                               -----------   -----------
                                                                  371,305        357,889
                                                               -----------   -----------
               CANADA-1.24%
      10,400   Abitibi-Consolidated, Inc. -- PAPER, PULP AND
                 PAPERBOARD MILLS...........................       80,337         87,992
       5,600   Alcan, Inc. -- PRIMARY METAL
                 MANUFACTURING -- ALUMINA AND ALUMINUM
                 PRODUCTION.................................      207,429        249,112
                                                               -----------   -----------
                                                                  287,766        337,104
                                                               -----------   -----------
               CHINA-1.11%
     724,000   China Petroleum and Chemical
                 Corp. -- PETROLEUM AND COAL -- OIL AND GAS
                 EXTRACTION.................................      108,903        129,037
     812,000   PetroChina Co. Ltd. -- PETROLEUM AND
                 COAL -- OIL AND GAS EXTRACTION.............      142,854        173,874
                                                               -----------   -----------
                                                                  251,757        302,911
                                                               -----------   -----------
               FINLAND-3.44%
      11,400   Nokia Oyj -- COMPUTER
                 MANUFACTURING -- COMMUNICATIONS
                 EQUIPMENT..................................      286,652        377,000
       4,600   Nokia Oyj Corp. ADR -- COMPUTER
                 MANUFACTURING -- COMMUNICATIONS
                 EQUIPMENT..................................      139,114        157,274
      21,200   Sonera
                 Oyj -- INFORMATION -- TELECOMMUNICATIONS
                 RESELLERS..................................      164,501        234,385
       5,300   UPM-Kymmene Oyj -- PAPER, PULP AND PAPERBOARD
                 MILLS......................................      151,331        166,109
                                                               -----------   -----------
                                                                  741,598        934,768
                                                               -----------   -----------
               FRANCE-12.55%
       1,400   Air Liquide -- CHEMICAL
                 MANUFACTURING -- OTHER CHEMICAL AND
                 PREPARATION................................      200,000        210,763
       1,100   Atos Origin (a) -- ENTERTAINMENT -- DATA
                 PROCESSING, HOSTING AND RELATED SERVICES...       79,064         92,650
       3,100   Aventis S.A. -- CHEMICAL
                 MANUFACTURING -- OTHER CHEMICAL AND
                 PREPARATION................................      248,284        239,941
       2,000   Axa -- FINANCE -- INSURANCE CARRIERS.........      303,982        235,836
       4,780   Carrefour S.A. -- RETAIL -- GROCERY STORES...      283,353        275,679
       5,100   CNP Assurances -- FINANCE -- INSURANCE
                 CARRIERS...................................      177,163        164,362
       2,800   France Telecom S.A. -- INFORMATION -- OTHER
                 TELECOMMUNICATIONS.........................      179,867        203,563
       2,600   France Telecom S.A.
                 ADR -- INFORMATION -- OTHER
                 TELECOMMUNICATIONS.........................      160,290        188,890
       2,400   L'OREAL S.A. -- WHOLESALERS -- MISCELLANEOUS
                 NONDURABLE GOODS MERCHANT..................      163,803        174,589
      29,000   Orange S.A. (a) -- INFORMATION -- WIRELESS
                 TELECOMMUNICATIONS CARRIERS................      268,783        305,452
       5,700   Pechiney S.A. -- PRIMARY METAL
                 MANUFACTURING -- ALUMINA AND ALUMINUM
                 PRODUCTION.................................      240,759        299,680
       1,100   Suez Lyonnaise des Eaux
                 S.A. -- UTILITIES -- WATER, SEWAGE AND
                 OTHER SYSTEMS..............................      174,121        162,478
       3,000   TotalFinaElf S.A. -- PETROLEUM AND
                 COAL -- PRODUCTS MANUFACTURING.............      449,675        446,847
       5,900   Vivendi Universal S.A. -- OTHER
                 SERVICES -- COMMERCIAL AND INDUSTRIAL
                 MACHINERY AND EQUIPMENT....................      365,675        408,275
                                                               -----------   -----------
                                                                3,294,819      3,409,005
                                                               -----------   -----------
               GERMANY-4.11%
       5,600   Adidas-Salomon AG -- FOOTWEAR
                 MANUFACTURING..............................      300,137        337,617
       7,300   Deutsche Telekom
                 AG -- INFORMATION -- TELECOMMUNICATIONS
                 RESELLERS..................................      178,815        190,282
       6,600   Deutsche Telekom AG
                 ADR -- INFORMATION -- OTHER
                 TELECOMMUNICATIONS.........................      156,090        169,686
       2,400   Metro AG -- RETAIL -- OTHER MISCELLANOUS
                 STORE RETAILERS............................      108,560        109,158
       8,000   RWE AG -- PETROLEUM AND COAL -- PRODUCTS
                 MANUFACTURING..............................      296,121        309,246
                                                               -----------   -----------
                                                                1,039,723      1,115,989
                                                               -----------   -----------
               HONG KONG-3.99%
      28,000   Cheung Kong (Holdings) Ltd. -- REAL ESTATE,
                 RENTAL AND LEASING -- ACTIVITIES RELATED TO
                 REAL ESTATE................................      293,386        312,348
      18,000   China Unicom
                 Ltd. (a) -- INFORMATION -- WIRELESS
                 TELECOMMUNICATIONS CARRIERS................       19,883         25,272
       8,800   China Unicom Ltd.
                 ADR (a) -- INFORMATION -- OTHER
                 TELECOMMUNICATIONS.........................      175,912        127,160
     121,500   CNOOC Ltd. (a) -- PETROLEUM AND COAL -- OIL
                 AND GAS EXTRACTION.........................      112,610        117,621
      99,000   New World Development Co.
                 Ltd. -- CONSTRUCTION -- NONRESIDENTIAL
                 BUILDING...................................      114,548        123,131
     198,000   Sino Land Co. Ltd. -- CONSTRUCTION -- LAND
                 SUBDIVISION AND LAND DEVELOPMENT...........       83,221         88,858
      31,000   Sun Hung Kai Properties
                 Ltd. -- CONSTRUCTION -- LAND SUBDIVISION
                 AND LAND DEVELOPMENT.......................      287,010        288,178
                                                               -----------   -----------
                                                                1,086,570      1,082,568
                                                               -----------   -----------

FORTIS WORLDWIDE PORTFOLIOS, INC.
INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
Schedule of Investments
April 30, 2001 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                               Market
     Shares                                                     Cost (b)      Value (c)
   ----------                                                  -----------   -----------
               IRELAND-1.52%
      19,100   Allied Irish Banks
                 plc -- FINANCE -- COMMERCIAL BANKING.......   $  202,877    $   209,982
      11,280   Ryanair Holdings
                 plc (a) -- TRANSPORTATION -- AIR
                 SCHEDULED..................................      106,730        118,625
      44,800   Smurfit (Jefferson) Group -- PAPER, PULP AND
                 PAPERBOARD MILLS...........................       77,120         83,411
                                                               -----------   -----------
                                                                  386,727        412,018
                                                               -----------   -----------
               ITALY-4.01%
      11,500   Alleanza Assicurazioni
                 S.p.A. -- FINANCE -- INSURANCE AND EMPLOYEE
                 BENEFIT FUNDS..............................      143,772        145,496
      50,400   Banca Monte dei Paschi di Siena
                 S.p.A. -- FINANCE -- COMMERCIAL BANKING....      177,929        184,548
       7,300   Mediaset S.p.A. -- ENTERTAINMENT -- RADIO AND
                 TELEVISION BROADCASTING....................       78,686         85,044
      67,250   Olivetti S.p.A. -- INFORMATION -- OTHER
                 TELECOMMUNICATIONS.........................      140,006        150,550
      64,300   Pirelli S.p.A. -- RUBBER PRODUCT
                 MANUFACTURING..............................      219,854        209,791
      25,200   Telecom Italia Mobile
                 S.p.A. (T.I.M.) -- INFORMATION -- WIRELESS
                 TELECOMMUNICATIONS CARRIERS................      170,388        173,153
      12,600   Telecom Italia S.p.A. -- INFORMATION -- WIRED
                 TELECOMMUNICATIONS CARRIERS................      135,977        139,975
                                                               -----------   -----------
                                                                1,066,612      1,088,557
                                                               -----------   -----------
               JAPAN-15.33%
       8,000   Fuji Photo Film Co.
                 Ltd. -- MANUFACTURING -- MISCELLANEOUS.....      320,414        322,500
       4,000   Fujisawa Pharmaceutical Co. Ltd. -- HEALTH
                 CARE -- PHARMACEUTICAL AND MEDICINE
                 MANUFACTURING..............................       88,540         81,111
       4,000   Hoya Corp. -- HEALTH CARE -- ELECTROMEDICAL
                 MANUFACTURING..............................      266,134        262,274
       4,000   Kao Corp. -- RETAIL -- OTHER GENERAL
                 MERCHANDISE STORES.........................      104,530        101,672
          21   KDDI Corp. -- INFORMATION -- OTHER
                 TELECOMMUNICATIONS.........................       66,917         84,826
       2,500   Kyocera Corp. -- COMPUTER
                 MANUFACTURING -- COMMUNICATIONS
                 EQUIPMENT..................................      228,869        239,001
       8,000   Matsushita Electric Industrial Co.
                 Ltd. -- COMPUTER
                 MANUFACTURING -- COMMUNICATIONS
                 EQUIPMENT..................................      149,569        133,403
      22,000   NEC Corp. -- COMPUTER
                 MANUFACTURING -- COMPUTER AND PERIPHERAL
                 EQUIPMENT..................................      427,375        401,587
      50,000   Nikko Securities Co.
                 Ltd. -- FINANCE -- INSURANCE AND EMPLOYEE
                 BENEFIT FUNDS..............................      384,585        424,981
          39   Nippon Telegraph & Telephone
                 Corp. -- INFORMATION -- WIRED
                 TELECOMMUNICATIONS CARRIERS................      240,923        247,825
          21   NTT DoCoMo, Inc. -- INFORMATION -- WIRELESS
                 TELECOMMUNICATIONS CARRIERS................      379,912        431,780
       4,600   Promise Co. Ltd. -- FINANCE -- COMMERCIAL
                 BANKING....................................      346,787        376,088
       8,000   Ricoh Co. Ltd. -- WHOLESALERS -- PROFESSIONAL
                 AND COMMERCIAL EQUIPMENT...................      144,752        149,917
       6,100   Sony Corp. -- COMPUTER
                 MANUFACTURING -- COMMUNICATIONS
                 EQUIPMENT..................................      434,869        456,259
      17,000   Tokyo Style Co. Ltd. -- APPAREL
                 MANUFACTURING -- ACCESSORIES AND OTHER.....      177,411        180,273
       6,000   Trend Micro,
                 Inc. (a) -- INFORMATION -- OTHER
                 INFORMATION SERVICES.......................      154,255        271,502
                                                               -----------   -----------
                                                                3,915,842      4,164,999
                                                               -----------   -----------
               MEXICO-0.01%
         100   Fomento Economico Mexicano S.A. de C.V.
                 ADR -- BEVERAGE MANUFACTURING..............        3,480          3,820
                                                               -----------   -----------
               NETHERLANDS-5.77%
       9,100   Aegon N.V. -- FINANCE -- INSURANCE
                 CARRIERS...................................      261,113        303,359
       3,100   Fortis (NL) N.V. -- FINANCE -- OTHER
                 FINANCIAL INVESTMENT ACTIVITIES............       82,460         80,420
       2,900   Heineken N.V. -- BEVERAGE MANUFACTURING......      151,459        150,283
      10,800   Koninklijke (Royal) Philips Electronics
                 N.V. -- ELECTRICAL EQUIPMENT
                 MANUFACTURING -- COMPONENT OTHER...........      293,300        317,038
       1,800   Koninklijke (Royal) Phillips Electronics N.V.
                 NY Shares -- ELECTRICAL EQUIPMENT
                 MANUFACTURING -- COMPONENT OTHER...........       84,258         55,440
       6,800   Royal Dutch Petroleum Co. -- PETROLEUM AND
                 COAL -- PRODUCTS MANUFACTURING.............      371,843        406,347
       1,900   Royal Dutch Petroleum Co. NY
                 Shares -- PETROLEUM AND COAL -- PRODUCTS
                 MANUFACTURING..............................      106,752        113,107
       2,500   Unilever N.V. NY
                 Shares -- WHOLESALERS -- GROCERY AND
                 RELATED PRODUCTS...........................      134,550        140,300
                                                               -----------   -----------
                                                                1,485,735      1,566,294
                                                               -----------   -----------
               PORTUGAL-0.36%
      35,900   Electricidade de Portugal
                 S.A. -- UTILITIES -- ELECTRIC GENERATION,
                 TRANSMISSION AND DISTRIBUTION..............      100,927         97,397
                                                               -----------   -----------
               SINGAPORE-0.20%
       2,000   Flextronics International
                 Ltd. (a) -- COMPUTER
                 MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
                 COMPONENT..................................       50,495         53,780
                                                               -----------   -----------
               SOUTH KOREA-1.10%
       3,600   Korea Telecom Corp.
                 ADR -- INFORMATION -- OTHER
                 TELECOMMUNICATIONS.........................       75,240         99,468
       4,700   Pohang Iron & Steel Co. Ltd. ADR -- PRIMARY
                 METAL MANUFACTURING -- IRON, STEEL MILLS
                 AND FERROALLY..............................       86,198         94,047
       5,000   SK Telecom Co. Ltd.
                 ADR -- INFORMATION -- WIRELESS
                 TELECOMMUNICATIONS CARRIERS................       73,000        105,250
                                                               -----------   -----------
                                                                  234,438        298,765
                                                               -----------   -----------
               SPAIN-1.87%
       6,800   Banco Popular Espanol
                 S.A. -- FINANCE -- COMMERCIAL BANKING......      223,937        242,602
       2,400   Endesa S.A. ADR -- UTILITIES -- ELECTRIC
                 GENERATION, TRANSMISSION AND
                 DISTRIBUTION...............................       41,040         40,680

--------------------------------------------------------------------------------

                                                                               Market
     Shares                                                     Cost (b)      Value (c)
   ----------                                                  -----------   -----------
       7,800   Iberdrola S.A. -- UTILITIES -- ELECTRIC
                 GENERATION, TRANSMISSION AND
                 DISTRIBUTION...............................   $  117,145    $   115,004
       2,211   Telefonica S.A.
               ADR (a) -- INFORMATION -- TELECOMMUNICATIONS
                 RESELLERS..................................      103,062        111,125
                                                               -----------   -----------
                                                                  485,184        509,411
                                                               -----------   -----------
               SWEDEN-3.81%
       6,730   Electrolux AB Class B -- ELECTRICAL EQUIPMENT
                 MANUFACTURING -- HOUSEHOLD APPLIANCE.......       92,992        111,064
      15,600   ForeningsSparbanken
                 AB (Swedbank) -- FINANCE -- COMMERCIAL
                 BANKING....................................      181,395        184,539
      13,770   Gambro AB Class A -- HEALTH CARE -- MEDICAL
                 EQUIPMENT AND SUPPLIES MANUFACTURING.......       86,243         93,176
      11,780   Gambro AB Class B -- HEALTH CARE -- MEDICAL
                 EQUIPMENT AND SUPPLIES MANUFACTURING.......       74,356         79,137
       7,670   Hennes & Mauritz AB -- TEXTILE -- FABRIC
                 FINISHING AND FABRIC COATING MILLS.........      115,209        129,190
      37,460   Skandinaviska Enskilda Banken
                 AB -- FINANCE -- COMMERCIAL BANKING........      351,535        346,480
      14,040   Telefonaktiebolaget LM Ericsson
                 AB -- COMPUTER
                 MANUFACTURING -- COMMUNICATIONS
                 EQUIPMENT..................................       76,410         90,219
                                                               -----------   -----------
                                                                  978,140      1,033,805
                                                               -----------   -----------
               SWITZERLAND-3.80%
         230   Nestle S.A. -- FOOD MANUFACTURING -- OTHER...      460,722        476,200
         190   Novartis AG -- HEALTH CARE -- PHARMACEUTICAL
                 AND MEDICINE MANUFACTURING.................      302,062        295,256
          20   Roche Holding AG -- HEALTH
                 CARE -- PHARMACEUTICAL AND MEDICINE
                 MANUFACTURING..............................      141,039        143,639
       2,900   STMicroelectronics N.V. -- COMPUTER
                 MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
                 COMPONENT..................................      116,093        116,858
                                                               -----------   -----------
                                                                1,019,916      1,031,953
                                                               -----------   -----------
               TAIWAN-0.87%
       3,500   Taiwan Semiconductor Manufacturing Co. Ltd.
                 ADR (a) -- COMPUTER
                 MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
                 COMPONENT..................................       75,862         84,840
      13,800   United Microelectronics ADR (a) -- COMPUTER
                 MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
                 COMPONENT..................................      126,209        151,662
                                                               -----------   -----------
                                                                  202,071        236,502
                                                               -----------   -----------
               UNITED KINGDOM-22.35%
      10,900   AstraZeneca plc -- HEALTH
                 CARE -- PHARMACEUTICAL AND MEDICINE
                 MANUFACTURING..............................      488,623        505,769
      12,100   BAA plc -- TRANSPORTATION -- AIR SCHEDULED...      109,493        106,213
      12,000   Barclays plc -- FINANCE -- COMMERCIAL
                 BANKING....................................      362,207        386,316
      72,540   Billiton plc -- MINING AND QUARRYING
                 NONMETALLIC MINERAL........................      339,029        357,038
       5,800   BP Amoco plc ADR -- PETROLEUM AND
                 COAL -- PRODUCTS MANUFACTURING.............      299,750        313,664
      37,000   British Airways plc -- TRANSPORTATION -- AIR
                 SCHEDULED..................................      169,246        186,612
      14,000   British Telecommunications
                 plc -- INFORMATION -- WIRED
                 TELECOMMUNICATIONS CARRIERS................      107,101        111,574
      16,334   COLT Telecom Group
                 plc (a) -- INFORMATION -- OTHER
                 TELECOMMUNICATIONS.........................      158,021        225,527
       3,300   Glaxo Wellcome plc ADR -- HEALTH
                 CARE -- PHARMACEUTICAL AND MEDICINE
                 MANUFACTURING..............................      169,455        176,781
       3,900   GlaxoSmithKline plc -- HEALTH CARE -- MEDICAL
                 AND DIAGNOSTIC LABORATORIES................      102,175        103,065
      34,900   Imperial Chemical Industries plc -- CHEMICAL
                 MANUFACTURING -- BASIC CHEMICAL
                 MANUFACTURING..............................      197,639        206,730
      10,300   Kingfisher plc -- RETAIL -- OTHER GENERAL
                 MERCHANDISE STORES.........................       66,501         66,318
      47,100   Lattice Group plc -- PETROLEUM AND
                 COAL -- NATURAL GAS DISTRIBUTION...........       94,206         87,945
      49,900   Lloyds TSB Group plc -- FINANCE -- OTHER
                 FINANCIAL INVESTMENT ACTIVITIES............      501,302        518,698
      24,400   Marks & Spencer plc -- RETAIL -- DEPARTMENT
                 STORES.....................................       90,752         93,563
      12,000   Prudential plc -- FINANCE -- INSURANCE
                 CARRIERS...................................      135,114        140,018
      17,300   Reckitt Benckiser
                 plc -- MANUFACTURING -- SOAP, CLEANING
                 COMPOUND, TOILET...........................      230,425        235,276
      64,600   Reed International
                 plc -- ENTERTAINMENT -- NEWSPAPER,
                 PERIODICAL, BOOK AND DATABASE PUBLISHERS...      590,201        636,378
      96,100   Rentokil Initial plc -- WASTE MANAGEMENT,
                 ADMINISTRATIVE -- OTHER SUPPORT SERVICES...      266,936        261,250
      11,600   Royal Bank of Scotland Group
                 plc -- FINANCE -- DEPOSITORY CREDIT
                 BANKING....................................      264,437        268,710
      21,900   Sema plc -- PROFESSIONAL SERVICES -- COMPUTER
                 SYSTEMS DESIGN AND RELATED.................      175,588        175,317
      31,300   Smith & Nephew plc -- HEALTH CARE -- MEDICAL
                 EQUIPMENT AND SUPPLIES MANUFACTURING.......      149,164        147,563
      12,100   Standard Chartered
                 plc -- FINANCE -- DEPOSITORY CREDIT
                 BANKING....................................      153,513        171,395
     148,547   Vodafone Group plc -- INFORMATION -- WIRELESS
                 TELECOMMUNICATIONS CARRIERS................      401,190        451,118
       2,000   Vodafone Group plc
                 ADR -- INFORMATION -- WIRELESS
                 TELECOMMUNICATIONS CARRIERS................       55,580         60,560
       6,500   WPP Group plc -- PROFESSIONAL
                 SERVICES -- ADVERTISING AND RELATED
                 SERVICES...................................       79,714         77,889
                                                               -----------   -----------
                                                                5,757,362      6,071,287
                                                               -----------   -----------
               TOTAL COMMON STOCKS..........................   $23,082,761   $24,486,210
                                                               ===========   ===========

FORTIS WORLDWIDE PORTFOLIOS, INC.
INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
Schedule of Investments
April 30, 2001 (Unaudited)

SHORT-TERM INVESTMENTS-7.87%
--------------------------------------------------------------------------------

   Principal                                                     Market
     Amount                                                     Value (c)
   ----------                                                  -----------
               FINANCE-CONSUMER LENDING-5.52%
   $1,500,000  Bear Stearns Corp. Master Variable Rate Note,
                 Current Rate -- 4.71%......................   $ 1,500,000
                                                               -----------
               FINANCE-DEPOSITORY CREDIT BANKING-2.35%
     636,682   U.S. Bank N.A. Money Market Variable Rate
                 Time Deposit, Current Rate -- 4.65%........       636,682
                                                               -----------
               TOTAL SHORT-TERM INVESTMENTS.................     2,136,682
                                                               -----------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $25,219,443) (b)...........................   $26,622,892
                                                               ===========

 (a) Presently not paying dividend income.
 (b) At April 30, 2001, the cost of securities for federal income tax purposes was $25,528,338 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $  1,712,252
          Unrealized depreciation...........................      (617,698)
          ----------------------------------------------------------------
          Net unrealized appreciation.......................  $  1,094,554
          ----------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of total market value to total net assets.

FORTIS WORLDWIDE PORTFOLIOS, INC.

Statements of Assets and Liabilities

(Unaudited)

April 30, 2001

--------------------------------------------------------------------------------

                                                                 GLOBAL     INTERNATIONAL
                                                                 GROWTH        EQUITY
                                                               PORTFOLIO      PORTFOLIO
                                                               ---------    -------------
ASSETS:
  Investments in securities, as detailed in the accompanying schedules, at market (cost $133,786,983; $25,219,443)
    (Note 1)................................................  $148,888,022   $26,622,892
  Cash on deposit with custodian............................        18,641            --
  Collateral for securities lending transactions (Note 1)...    11,807,681            --
    Unrealized appreciation on forward foreign currency
     contracts (Note 1 and 3)...............................         1,100         7,427
    Investment securities sold..............................     2,570,834       386,714
    Interest and dividends..................................       207,505        60,775
    Subscriptions of capital stock..........................        21,980       216,655
  Deferred registration costs (Note 1)......................        23,804        27,917
  Deferred organization costs (Note 1)......................            --         8,899
  Prepaid expenses..........................................        10,077         5,742
                                                              ------------   -----------
TOTAL ASSETS................................................   163,549,644    27,337,021
                                                              ------------   -----------
LIABILITIES:
  Unrealized depreciation on forward foreign currency
    contracts (Note 1 and 3)................................         8,699           142
  Payable upon return of securities loaned (Note 1).........    11,807,681            --
  Payable for investment securities purchased...............     8,541,765       119,870
  Redemptions of capital stock..............................         9,261        23,660
  Payable for investment advisory and management fees (Note
    2)......................................................       113,450        21,463
  Payable for distribution fees (Note 2)....................         8,626         1,788
  Accounts payable and accrued expenses.....................        26,578         9,047
                                                              ------------   -----------
TOTAL LIABILITIES...........................................    20,516,060       175,970
                                                              ------------   -----------
NET ASSETS:
  Net proceeds of capital stock, par value $.01 per
    share-authorized 10,000,000,000; 10,000,000,000 shares;
    respectively............................................   102,774,502    31,257,663
  Unrealized appreciation of investments in securities and
    the translations of assets and liabilities denominated
    in foreign currency.....................................    15,095,034     1,408,240
  Undistributed net investment loss.........................      (632,451)      (53,808)
  Accumulated net realized gain (loss) from the sale of
    investments and foreign currency transactions...........    25,796,499    (5,451,044)
                                                              ------------   -----------
TOTAL NET ASSETS............................................  $143,033,584   $27,161,051
                                                              ============   ===========
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
Class A shares (based on net assets of $106,216,979 and
  $18,522,425; respectively and 4,712,634 and 1,152,658
  shares outstanding; respectively).........................        $22.54        $16.07
                                                              ------------   -----------
Class B shares (based on net assets of $13,823,064 and
  $3,322,332; respectively and 647,582 and 209,886 shares
  outstanding; respectively)................................        $21.35        $15.83
                                                              ------------   -----------
Class C shares (based on net assets of $4,686,139 and
  $1,644,260; respectively and 218,678 and 103,868 shares
  outstanding; respectively)................................        $21.43        $15.83
                                                              ------------   -----------
Class H shares (based on net assets of $18,307,402 and
  $3,672,034; respectively and 857,558 and 232,220 shares
  outstanding; respectively)................................        $21.35        $15.81
                                                              ------------   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS WORLDWIDE PORTFOLIOS, INC.

Statements of Operations

(Unaudited)

For the Six-Month Period Ended April 30, 2001

--------------------------------------------------------------------------------

                                                                 GLOBAL     INTERNATIONAL
                                                                 GROWTH        EQUITY
                                                               PORTFOLIO      PORTFOLIO
                                                               ---------    -------------
NET INVESTMENT LOSS
  Income:
    Interest income.........................................  $   255,872    $   100,502
    Dividend income (Net of foreign witholding taxes of
     $37,270 and $13,040, respectively).....................      395,942        120,361
    Fee income (Note 1).....................................       10,631             --
                                                              ------------   -----------
  Total income..............................................      662,445        220,863
                                                              ------------   -----------
  Expenses:
    Investment advisory and management fees (Note 2)........      826,182        144,870
    Distribution fees (Class A) (Note 2)....................      153,673         24,580
    Distribution fees (Class B) (Note 2)....................       78,959         17,635
    Distribution fees (Class C) (Note 2)....................       27,048          8,876
    Distribution fees (Class H) (Note 2)....................      105,482         20,037
    Registration fees (Note 1)..............................       20,084         20,084
    Shareholders' notices and reports.......................       39,671          4,760
    Legal and auditing fees (Note 2)........................       13,191          7,860
    Custodian fees..........................................       20,827          6,695
    Directors' fees and expenses............................        8,033          1,066
    Amortization of organization costs (Note 1).............           --          2,402
    Other...................................................        5,108            519
                                                              ------------   -----------
  Total expenses............................................    1,298,258        259,384
                                                              ------------   -----------
NET INVESTMENT LOSS.........................................     (635,813)       (38,521)
                                                              ------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY (NOTE 1)
  Net Realized Gain (Loss) from:
    Investments.............................................   26,225,013     (4,381,039)
    Foreign currency transactions...........................        3,362        (15,287)
                                                              ------------   -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS..............................................   26,228,375     (4,396,326)
                                                              ------------   -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
  Investments...............................................  (76,406,289)    (1,412,755)
  Translation of assets and liabilities denominated in
    foreign currency........................................        5,266          5,205
                                                              ------------   -----------
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS.............................  (76,401,023)    (1,407,550)
                                                              ------------   -----------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS...  (50,172,648)    (5,803,876)
                                                              ------------   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(50,808,461)  $(5,842,397)
                                                              ============   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS WORLDWIDE PORTFOLIOS, INC.

Statements of Changes in Net Assets

GLOBAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED         FOR THE
                                                               APRIL 30, 2001       YEAR ENDED
                                                                 (UNAUDITED)     OCTOBER 31, 2000
                                                              -----------------  ----------------
OPERATIONS:
  Net investment loss.......................................    $   (635,813)      $ (2,059,498)
  Net realized gain on investments and foreign currency
    transactions............................................      26,228,375         13,123,502
  Net change in unrealized appreciation or depreciation on
    investments and foreign currency........................     (76,401,023)        14,820,593
                                                                ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     (50,808,461)        25,884,597
                                                                ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains on investments
    Class A.................................................      (9,304,150)       (14,847,214)
    Class B.................................................      (1,237,054)        (1,748,861)
    Class C.................................................        (433,848)          (655,730)
    Class H.................................................      (1,677,258)        (2,622,899)
                                                                ------------       ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........................     (12,652,310)       (19,874,704)
                                                                ------------       ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (413,941 and 1,304,135 shares)..................      10,608,984         47,673,523
    Class B (65,358 and 160,924 shares).....................       1,610,633          5,559,149
    Class C (16,998 and 42,335 shares)......................         414,026          1,470,930
    Class H (63,114 and 129,580 shares).....................       1,536,165          4,493,037
  Proceeds from shares issued as a result of reinvested
    dividends
    Class A (316,366 and 437,764 shares)....................       9,070,354         14,507,484
    Class B (44,719 and 54,302 shares)......................       1,218,135          1,727,891
    Class C (15,761 and 20,180 shares)......................         431,081            644,334
    Class H (61,044 and 81,773 shares)......................       1,663,459          2,602,826
  Less cost of repurchase of shares
    Class A (571,611 and 1,357,375 shares)..................     (14,510,692)       (49,570,797)
    Class B (66,119 and 101,667 shares).....................      (1,577,417)        (3,520,732)
    Class C (26,297 and 28,375 shares)......................        (647,460)          (973,790)
    Class H (83,627 and 125,055 shares).....................      (2,007,148)        (4,298,605)
                                                                ------------       ------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS..........       7,810,120         20,315,250
                                                                ------------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................     (55,650,651)        26,325,143
                                                                ------------       ------------
NET ASSETS:
  Beginning of period.......................................     198,684,235        172,359,092
                                                                ------------       ------------
  End of period (includes undistributed net investment loss
    of $632,451 and $0, respectively).......................    $143,033,584       $198,684,235
                                                                ============       ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS WORLDWIDE PORTFOLIOS, INC.

Statements of Changes in Net Assets

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED         FOR THE
                                                               APRIL 30, 2001       YEAR ENDED
                                                                 (UNAUDITED)     OCTOBER 31, 2000
                                                              -----------------  ----------------
OPERATIONS:
  Net investment loss.......................................     $   (38,521)       $  (149,269)
  Net realized loss on investments and foreign currency
    transactions............................................      (4,396,326)        (1,037,114)
  Net change in unrealized depreciation of investments and
    foreign currency........................................      (1,407,550)          (577,633)
                                                                 -----------        -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........      (5,842,397)        (1,764,016)
                                                                 -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................              --            (35,022)
  From net realized gains on investments
    Class A.................................................              --            (95,596)
    Class B.................................................              --            (10,612)
    Class C.................................................              --             (5,867)
    Class H.................................................              --            (16,658)
                                                                 -----------        -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........................              --           (163,755)
                                                                 -----------        -----------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (248,646 and 959,282 shares)....................       4,282,995         22,671,380
    Class B (46,730 and 248,900 shares).....................         819,067          5,874,627
    Class C (319,853 and 95,512 shares).....................       5,403,730          2,302,352
    Class H (31,612 and 195,630 shares).....................         550,393          4,621,142
  Proceeds from shares issued as a result of reinvested
    dividends
    Class A (0 and 5,784 shares)............................              --            128,835
    Class B (0 and 469 shares)..............................              --             10,566
    Class C (0 and 259 shares)..............................              --              5,839
    Class H (0 and 724 shares)..............................              --             16,318
  Less cost of repurchase of shares
    Class A (209,689 and 450,544 shares)....................      (3,654,512)       (10,526,705)
    Class B (36,733 and 105,758 shares).....................        (643,904)        (2,460,400)
    Class C (318,297 and 28,480 shares).....................      (5,389,932)          (629,007)
    Class H (33,844 and 58,715 shares)......................        (585,608)        (1,337,772)
                                                                 -----------        -----------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS..........         782,229         20,677,175
                                                                 -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................      (5,060,168)        18,749,404
NET ASSETS:
  Beginning of period.......................................      32,221,219         13,471,815
                                                                 -----------        -----------
  End of period (includes undistributed net investment loss
    of $53,808 and $0, respectively)........................     $27,161,051        $32,221,219
                                                                 ===========        ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS WORLDWIDE PORTFOLIOS, INC.

Notes to Financial Statements

(Unaudited)

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The portfolios (the funds) are diversified series of Fortis Worldwide Portfolios, Inc., ("Fortis Worldwide"), an open-end management investment company. The primary investment objective of each of the funds is long-term capital appreciation, with current income as a secondary objective. The Global Growth Portfolio ("Global Growth") seeks to achieve its objective primarily by investing in a global portfolio of equity securities, allocated among the markets of the U.S. and other, possibly diverse, countries and regions of the world. The International Equity Portfolio ("International Equity") seeks to achieve its objective by investing primarily in equity securities of non-U.S. companies. The articles of incorporation of Fortis Worldwide Portfolios, Inc. permits the Board of Directors to create additional portfolios in the future. The funds offer Class A, Class B, Class C and Class H shares. The Global Growth Portfolio began to issue multiple class shares effective November 14, 1994. The inception of International Equity Portfolio was January 27, 1998, and the date shares were first offered to the public was March 2, 1998. Class A shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for one year. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class' distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the funds are summarized as follows:

   SECURITY VALUATION: Investments in securities traded on U.S. or foreign securities exchanges or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS:
   Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on security transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The funds may enter into forward foreign currency exchange contracts for operational purposes and to attempt to minimize the risk from adverse exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The funds are subject to the credit risk that the other party will not complete the obligations of the contract.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method.

   For the period ended April 30, 2001, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $168,124,201 and $166,613,334 for Global Growth Portfolio; and $27,478,111
   and $26,860,802 for International Equity Portfolio, respectively.

   LENDING OF PORTFOLIO SECURITIES: At April 30, 2001, securities valued at $11,153,249 were on loan to brokers from the Global Growth Portfolio. For collateral, the Global Growth Portfolio's custodian received $11,807,681 in cash which is maintained in a separate account and invested in short term investment vehicles. Fee income from securities lending amounted to $10,631 for the period ended April 30, 2001. The risks to the fund in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

   FEDERAL TAXES: The funds intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent its taxable net income is distributed. On a calendar year basis, each fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   For federal income tax purposes, the International Equity Portfolio has a capital loss carryover of $1,036,362 at October 31, 2000, which, if not offset by subsequent capital gains, will expire in 2009.

   It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

   Net investment income and net realized gains may differ for financial statement and tax purposes because of foreign exchange

FORTIS WORLDWIDE PORTFOLIOS, INC.

(Unaudited)

--------------------------------------------------------------------------------
   gains and losses, treatment of net investment losses and other book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

   On the Statement of Assets and Liabilities, due to permanent book-to-tax differences, such as distributions upon redemption, realized gains or losses on foreign currency transactions and net operating losses, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in a net reclassification adjustment to reduce paid-in-capital by the following:

                                                    Undistributed
                                                    Net Investment                       Accumulated
                                                        Income        Paid-in-Capital       Gains
   -------------------------------------------------------------------------------------------------
   Global Growth Portfolio......................    $       3,362                 --     $   (3,362)
   International Equity Portfolio...............    $     (15,287)                --     $   15,287

   INCOME AND CAPITAL GAINS DISTRIBUTIONS: It is the policy of the funds to generally pay annual distributions from net investment income, if any, and make distributions of any realized capital gains as required by law. These income and capital gains distributions are distributed on the record date and are reinvested in additional shares of the fund at net asset value or payable in cash without any charge to the shareholder.

   For federal income tax purposes the funds may designate as capital gains distributions, the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period. Organizational costs were incurred with the commencement of operations of the International Equity Portfolio. These costs will be amortized over 60 months on a straight line basis, beginning
   March 2, 1998.

   ILLIQUID SECURITIES: At April 30, 2001, investments in securities for the funds included issues that are illiquid. Global Growth and International Equity currently limit investments in illiquid securities to 15% of total net assets, at market value, at date of purchase. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

   USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

   BANK BORROWINGS: Several Fortis Funds including Global Growth and International Equity have a revolving credit agreement with U.S. Bank Minnesota N.A., whereby the funds are permitted to have a bank borrowing for temporary and emergency purposes to meet large redemption requests by shareholders; and cover securities purchased when matched or when earlier trades have failed. The agreement, which enables the funds to participate with other Fortis Funds, permits borrowings up to $50 million, collectively. Interest is expensed to each participating fund based on its borrowings and will be calculated at the borrowers' option of: the reserve-adjusted LIBOR plus a "margin" of 20 basis points; or the Federal Funds rate plus a "margin" of 45 basis points. Each fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Neither fund had borrowings outstanding during the period ended April 30, 2001.

   OTHER: At April 30, 2001, Hartford Administrative Services Company, formerly Fortis Advisers, Inc. owned 212,051 shares of the International Equity Portfolio.

2. PAYMENTS TO RELATED PARTIES: Hartford Investment Financial Services Company (see Note 4) is the investment adviser for the funds. Investment advisory and management fees are computed at an annual rate of 1.0% of the first $500 million of average daily net assets, and .9% on assets in excess of $500 million for the funds.

   In addition to the investment advisory and management fee, Classes A, B, C and H pay Woodbury Financial Services, Inc., formerly Fortis Investors, Inc. (the Funds' principal underwriter) (see Note 4) distribution fees equal to .25% (Class A) and 1.00% (Class B, C and H) of average daily net assets (of the respective classes of each of the fund's) on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Woodbury Financial Services, Inc. also received sales charges (paid by purchasers of the fund's shares) aggregating $142,295 and $54,308 for Class A, $15,509 and $4,584 for Class B, $583 and
   $880 for Class C, and $19,447 and $8,027 for Class H for the Global Growth and International Equity Portfolios, respectively, for the period ended April 30, 2001.

   Legal fees and expenses aggregating $2,529 and $322 for the Global Growth and International Equity Portfolios, respectively, for the period ended
   April 30, 2001, were paid to a law firm of which the secretary of the funds is a partner.

--------------------------------------------------------------------------------

3. FORWARD FOREIGN CURRENCY CONTRACTS: At April 30, 2001, the funds entered into forward foreign currency exchange contracts that obligated the funds to receive currencies at a specified future date. The unrealized appreciation (depreciation) of ($7,599) and $7,285 for Global Growth and International Equity Portfolio on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

   GLOBAL GROWTH PORTFOLIO
   --------------------------------------------------------------------------------------------------------------------
                                               U.S. Dollar                                U.S. Dollar
                         Currency To           Value As Of          Currency To           Value As Of    Appreciation/
    Settle Date          Be Delivered        April 30, 2001         Be Received         April 30, 2001   (Depreciation)
   --------------------------------------------------------------------------------------------------------------------
   May 1, 2001              45,887             $   65,655              66,037             $   66,037        $   382
                        British Pounds                              U.S. Dollar
   May 2, 2001              27,153                 27,153              18,932                 27,087            (66)
                         U.S. Dollar                               British Pounds
   May 2, 2001             172,379                172,379             191,320                169,624         (2,755)
                         U.S. Dollar                                    Euro
   May 2, 2001             578,581                578,581            70,748,885              572,703         (5,878)
                          U.S Dollar                                Japanese Yen
   May 3, 2001             154,041                136,573             137,250                137,250            677
                             Euro                                   U.S. Dollar
   May 4, 2001             102,575                 90,943              90,984                 90,984             41
                             Euro                                   U.S. Dollar
                                               ----------                                 ----------        -------
                                               $1,071,284                                 $1,063,685        $(7,599)
                                               ==========                                 ==========        =======

   INTERNATIONAL EQUITY PORTFOLIO
   --------------------------------------------------------------------------------------------------------------------
                                               U.S. Dollar                                U.S. Dollar
                         Currency To           Value As Of          Currency To           Value As Of    Appreciation/
    Settle Date          Be Delivered        April 30, 2001         Be Received         April 30, 2001   (Depreciation)
   --------------------------------------------------------------------------------------------------------------------
   May 3, 2001              59,215              $ 59,215               41,287              $ 59,073         $  (142)
                         U.S. Dollar                               British Pound
   May 1, 2001              15,522                22,208               22,337                22,337             129
                        British Pound                               U.S. Dollar
   May 5, 2001              26,190                37,473               37,564                37,564              91
                        British Pound                               U.S. Dollar
   May 2, 2001              30,433                26,982               27,420                27,420             438
                             Euro                                   U.S. Dollar
   May 3, 2001              39,122                34,685               34,857                34,857             172
                             Euro                                   U.S. Dollar
   May 4, 2001              26,053                23,098               23,109                23,109              11
                             Euro                                   U.S. Dollar
   May 4, 2001            11,984,700              97,015               97,902                97,902             887
                         Japanese Yen                               U.S. Dollar
   May 3, 2001             141,676                13,794               13,885                13,885              91
                        Swedish Krona                               U.S. Dollar
   May 4, 2001             264,108                25,714               25,747                25,747              33
                        Swedish Krona                               U.S. Dollar
   July 19, 2001          55,257,000             451,731              457,306               457,306           5,575
                         Japanese Yen                               U.S. Dollar
                                                --------                                   --------         -------
                                                $791,915                                   $799,200         $ 7,285
                                                ========                                   ========         =======

4. ACQUISITION: On April 2, 2001, The Hartford Financial Services Group ("The Hartford") acquired Fortis Advisers, Inc. and its subsidiaries, including Fortis Investors, Inc. The Hartford is a leading insurance and financial services company with over $171.5 billion in assets. Hartford Investment Financial Services Company("HIFSCO") is a wholly-owned indirect subsidiary of The Hartford. As a result of the acquisition, HIFSCO became (with the approval by the fund's Board of Directors) the interim investment advisor to the funds. Shareholders of record on April 12, 2001 will be asked to approve a definitive investment advisory agreement with HIFSCO at a special meeting of shareholders to be held on or about May 31, 2001. HIFSCO has entered interim investment sub-advisory agreements on behalf of each fund with Wellington Management Company, LLP. At the above-referenced shareholder meeting, shareholders will be asked to approve the definitive investment sub-advisory agreements. Hartford Administrative Services Company, formerly Fortis Advisers, Inc. serves as the funds' transfer agent and dividend agent. Woodbury Financial Services, Inc. formerly Fortis Investors, Inc. is the principal distributor of the funds.

FORTIS WORLDWIDE PORTFOLIOS, INC.

(Unaudited)

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the funds was as follows:

GLOBAL HIGHLIGHTS

                                                                        Year Ended October 31,
                                            -------------------------------------------------------------------------------
CLASS A                                      2001**         2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....    $  32.51      $  31.23      $  23.18      $  23.92      $  21.28      $  18.24
                                            --------      --------      --------      --------      --------      --------
Operations:
  Investment loss - net.................        (.14)         (.28)         (.17)         (.12)         (.07)         (.06)
  Net realized and unrealized gain
    (loss) on investments...............       (7.78)         5.17          8.22          (.62)         2.71          3.10
                                            --------      --------      --------      --------      --------      --------
Total from operations...................       (7.92)         4.89          8.05          (.74)         2.64          3.04
                                            --------      --------      --------      --------      --------      --------
Distributions to shareholders:
  From net realized gains on
    investments.........................       (2.05)        (3.61)           --            --            --            --
                                            --------      --------      --------      --------      --------      --------
Net asset value, end of period..........    $  22.54      $  32.51      $  31.23      $  23.18      $  23.92      $  21.28
                                            --------      --------      --------      --------      --------      --------
Total Return @..........................      (25.71%)       15.44%        34.73%        (3.09%)       12.41%        16.67%
Net assets end of period (000s
  omitted)..............................    $106,217      $148,027      $130,195      $110,772      $125,268      $107,607
Ratio of expenses to average daily net
  assets................................        1.38%*        1.35%         1.41%         1.42%         1.44%         1.51%
Ratio of net investment income to
  average daily net assets..............        (.57%)*       (.78%)        (.60%)        (.44%)        (.29%)        (.33%)
Portfolio turnover rate.................         105%           30%           49%           29%           30%           18%

*      Annualized.
**     Six-month period ended April 30, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

                                                                        Year Ended October 31,
                                            -------------------------------------------------------------------------------
CLASS B                                      2001**         2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....     $ 31.01       $ 30.13       $ 22.54       $ 23.42       $ 20.98       $ 18.12
                                             -------       -------       -------       -------       -------       -------
Operations:
  Investment loss - net.................        (.24)         (.44)         (.63)         (.26)         (.27)         (.24)
  Net realized and unrealized gain
    (loss) on investments...............       (7.37)         4.93          8.22          (.62)         2.71          3.10
                                             -------       -------       -------       -------       -------       -------
Total from operations...................       (7.61)         4.49          7.59          (.88)         2.44          2.86
                                             -------       -------       -------       -------       -------       -------
Distributions to shareholders:
  From net realized gains on
    investments.........................       (2.05)        (3.61)           --            --            --            --
                                             -------       -------       -------       -------       -------       -------
Net asset value, end of period..........     $ 21.35       $ 31.01       $ 30.13       $ 22.54       $ 23.42       $ 20.98
                                             -------       -------       -------       -------       -------       -------
Total Return @..........................      (25.96%)       14.60%        33.67%        (3.76%)       11.63%        15.78%
Net assets end of period (000s
  omitted)..............................     $13,823       $18,717       $14,766       $11,680       $11,446       $ 5,735
Ratio of expenses to average daily net
  assets................................        2.13%*        2.10%         2.16%         2.17%         2.19%         2.26%
Ratio of net investment income to
  average daily net assets..............       (1.32%)*      (1.53%)       (1.35%)       (1.19%)       (1.03%)        (.99%)
Portfolio turnover rate.................         105%           30%           49%           29%           30%           18%

*      Annualized.
**     Six-month period ended April 30, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

--------------------------------------------------------------------------------

                                                                        Year Ended October 31,
                                            -------------------------------------------------------------------------------
CLASS C                                      2001**         2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....     $ 31.12       $ 30.19       $ 22.55       $ 23.43       $ 21.00       $ 18.13
                                             -------       -------       -------       -------       -------       -------
Operations:
  Investment loss - net.................        (.24)         (.41)         (.58)         (.26)         (.28)         (.23)
  Net realized and unrealized gain
    (loss) on investments...............       (7.40)         4.95          8.22          (.62)         2.71          3.10
                                             -------       -------       -------       -------       -------       -------
Total from operations...................       (7.64)         4.54          7.64          (.88)         2.43          2.87
                                             -------       -------       -------       -------       -------       -------
Distributions to shareholders:
  From net realized gains on
    investments.........................       (2.05)        (3.61)           --            --            --            --
                                             -------       -------       -------       -------       -------       -------
Net asset value, end of period..........     $ 21.43       $ 31.12       $ 30.19       $ 22.55       $ 23.43       $ 21.00
                                             -------       -------       -------       -------       -------       -------
Total Return @..........................      (25.97%)       14.73%        33.88%        (3.76%)       11.57%        15.83%
Net assets end of period (000s
  omitted)..............................     $ 4,686       $ 6,604       $ 5,375       $ 5,009       $ 4,664       $ 3,087
Ratio of expenses to average daily net
  assets................................        2.13%*        1.96%(a)      2.04%(a)      2.17%         2.19%         2.26%
Ratio of net investment income to
  average daily net assets..............       (1.32%)*      (1.38%)(a)    (1.23%)(a)    (1.20%)       (1.04%)        (.99%)
Portfolio turnover rate.................         105%           30%           49%           29%           30%           18%

                                                                        Year Ended October 31,
                                            -------------------------------------------------------------------------------
CLASS H                                      2001**         2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....     $ 31.01       $ 30.14       $ 22.54       $ 23.42       $ 20.99       $ 18.12
                                             -------       -------       -------       -------       -------       -------
Operations:
  Investment loss - net.................        (.24)         (.45)         (.62)         (.26)         (.28)         (.23)
  Net realized and unrealized gain
    (loss) on investments...............       (7.37)         4.93          8.22          (.62)         2.71          3.10
                                             -------       -------       -------       -------       -------       -------
Total from operations...................       (7.61)         4.48          7.60          (.88)         2.43          2.87
                                             -------       -------       -------       -------       -------       -------
Distributions to shareholders:
  From net realized gains on
    investments.........................       (2.05)        (3.61)           --            --            --            --
                                             -------       -------       -------       -------       -------       -------
Net asset value, end of period..........     $ 21.35       $ 31.01       $ 30.14       $ 22.54       $ 23.42       $ 20.99
                                             -------       -------       -------       -------       -------       -------
Total Return @..........................      (25.97%)       14.56%        33.72%        (3.76%)       11.58%        15.84%
Net assets end of period (000s
  omitted)..............................     $18,307       $25,336       $22,023       $18,531       $18,690       $10,765
Ratio of expenses to average daily net
  assets................................        2.13%*        2.10%         2.16%         2.17%         2.19%         2.26%
Ratio of net investment income to
  average daily net assets..............       (1.32%)*      (1.53%)       (1.35%)       (1.19%)       (1.04%)       (1.02%)
Portfolio turnover rate.................         105%           30%           49%           29%           30%           18%

*      Annualized.
**     Six-month period ended April 30, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
(a) Fortis Advisors (see Note 4) had waived expenses for 12b-1 fees charged in excess of National Association of Securities Dealers limitations. For the years ended October 31, 2000, and October 31, 1999, had the waivers not been made, ratios of expenses and net investment loss to average daily net assets would have been 2.10% and 2.16% and (1.53%) and (1.35%) respectively, for Class C.

FORTIS WORLDWIDE PORTFOLIOS, INC.

(Unaudited)

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (continued):

INTERNATIONAL EQUITY HIGHLIGHTS

                                                          Year Ended October 31,
                                            ---------------------------------------------------
CLASS A                                      2001**         2000          1999          1998+
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period....     $ 19.60       $ 17.14       $ 10.36       $ 10.46
                                             -------       -------       -------       -------
Operations:
  Investment income (loss) - net........        (.01)         (.03)           --           .02
  Net realized and unrealized gain
    (loss) on investments...............       (3.52)         2.65          6.88          (.12)
                                             -------       -------       -------       -------
Total from operations...................       (3.53)         2.62          6.88          (.10)
                                             -------       -------       -------       -------
Distributions to shareholders:
  From investment income - net..........          --          (.03)         (.10)           --
  From net realized gains...............          --          (.13)           --            --
                                             -------       -------       -------       -------
Total distributions to shareholders.....          --          (.16)         (.10)           --
                                             -------       -------       -------       -------
Net asset value, end of period..........     $ 16.07       $ 19.60       $ 17.14       $ 10.36
                                             -------       -------       -------       -------
Total Return @..........................      (18.01%)       15.20%        66.90%         (.96%)
Net assets end of period (000s
  omitted)..............................     $18,522       $21,827       $10,267       $ 3,362
Ratio of expenses to average daily net
  assets................................        1.55%*        1.54%         1.70%(a)      1.70%(a)*
Ratio of net investment income to
  average daily net assets..............        (.02%)*       (.25%)        (.18%)(a)      .57%(a)*
Portfolio turnover rate.................         105%           33%           62%           43%

                                                          Year Ended October 31,
                                            ---------------------------------------------------
CLASS B                                      2001**         2000          1999          1998+
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period....     $ 19.38       $ 17.05       $ 10.33       $ 10.45
                                             -------       -------       -------       -------
Operations:
  Investment income (loss) - net........        (.08)         (.17)         (.13)           --
  Net realized and unrealized gain
    (loss) on investments...............       (3.47)         2.63          6.88          (.12)
                                             -------       -------       -------       -------
Total from operations...................       (3.55)         2.46          6.75          (.12)
                                             -------       -------       -------       -------
Distributions to shareholders:
  From investment income - net..........          --            --          (.03)           --
  From net realized gains...............          --          (.13)           --            --
                                             -------       -------       -------       -------
Total distributions to shareholders.....          --          (.13)         (.03)           --
                                             -------       -------       -------       -------
Net asset value, end of period..........     $ 15.83       $ 19.38       $ 17.05       $ 10.33
                                             -------       -------       -------       -------
Total Return @..........................      (18.32%)       14.34%        65.56%        (1.15%)
Net assets end of period (000s
  omitted)..............................     $ 3,322       $ 3,873       $   959       $   143
Ratio of expenses to average daily net
  assets................................        2.30%*        2.29%         2.45%(a)      2.45%(a)*
Ratio of net investment income to
  average daily net assets..............        (.77%)*      (1.00%)        (.93%)(a)     (.18%)(a)*
Portfolio turnover rate.................         105%           33%           62%           43%

*      Annualized.
**     Six-month period ended April 30, 2001.
+ For the period March 2, 1998 (date shares first offered to the public) to October 31, 1998.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
(a) Fortis Advisers (see Note 4) had voluntarily undertaken to limit annual expenses for International Equity (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.70% of the average daily net assets for Class A and 2.45% for Class B. For the year ended October 31, 1999, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment loss to average daily net assets would have been 2.44% and (.92%) for Class A, 3.19% and (1.67%) for Class B. For the period ended October 31, 1998, the ratios of expenses and net investment loss to average daily net assets would have been 3.70% and (1.43%) for Class A, and 4.45% and (2.18%) for Class B.

--------------------------------------------------------------------------------

                                                          Year Ended October 31,
                                            ---------------------------------------------------
CLASS C                                      2001**         2000          1999          1998+
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period....     $ 19.38       $ 17.05       $ 10.32       $ 10.45
                                             -------       -------       -------       -------
Operations:
  Investment income (loss) - net........        (.08)         (.17)         (.12)         (.01)
  Net realized and unrealized gain
    (loss) on investments...............       (3.47)         2.63          6.88          (.12)
                                             -------       -------       -------       -------
Total from operations...................       (3.55)         2.46          6.76          (.13)
                                             -------       -------       -------       -------
Distributions to shareholders:
  From investment income - net..........          --            --          (.03)           --
  From net realized gains...............          --          (.13)           --            --
                                             -------       -------       -------       -------
Total distributions to shareholders.....          --          (.13)         (.03)           --
                                             -------       -------       -------       -------
Net asset value, end of period..........     $ 15.83       $ 19.38       $ 17.05       $ 10.32
                                             -------       -------       -------       -------
Total Return @..........................      (18.32%)       14.34%        65.72%        (1.24%)
Net assets end of period (000s
  omitted)..............................     $ 1,644       $ 1,983       $   597       $    31
Ratio of expenses to average daily net
  assets................................        2.30%*        2.29%         2.45%(a)      2.45%(a)*
Ratio of net investment income to
  average daily net assets..............        (.77%)*      (1.00%)        (.93%)(a)     (.18%)(a)*
Portfolio turnover rate.................         105%           33%           62%           43%

                                                          Year Ended October 31,
                                            ---------------------------------------------------
CLASS H                                      2001**         2000          1999          1998+
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period....     $ 19.36       $ 17.03       $ 10.32       $ 10.45
                                             -------       -------       -------       -------
Operations:
  Investment income (loss) - net........        (.08)         (.17)         (.14)         (.01)
  Net realized and unrealized gain
    (loss) on investments...............       (3.47)         2.63          6.88          (.12)
                                             -------       -------       -------       -------
Total from operations...................       (3.55)         2.46          6.74          (.13)
                                             -------       -------       -------       -------
Distributions to shareholders:
  From investment income - net..........          --            --          (.03)           --
  From net realized gains...............          --          (.13)           --            --
                                             -------       -------       -------       -------
Total distributions to shareholders.....          --          (.13)         (.03)           --
                                             -------       -------       -------       -------
Net asset value, end of period..........     $ 15.81       $ 19.36       $ 17.03       $ 10.32
                                             -------       -------       -------       -------
Total Return @..........................      (18.34%)       14.36%        65.53%        (1.24%)
Net assets end of period (000s
  omitted)..............................     $ 3,672       $ 4,538       $ 1,649       $   267
Ratio of expenses to average daily net
  assets................................        2.30%*        2.29%         2.45%(a)      2.45%(a)*
Ratio of net investment income to
  average daily net assets..............        (.77%)*      (1.00%)        (.93%)(a)     (.18%)(a)*
Portfolio turnover rate.................         105%           33%           62%           43%

*      Annualized.
**     Six-month period ended April 30, 2001.
+ For the period March 2, 1998 (date shares first offered to the public) to October 31, 1998.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
(a) Fortis Advisers (see Note 4) had voluntarily undertaken to limit annual expenses for International Equity (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 2.45% of the average daily net assets for Classes C and H. For the year ended October 31, 1999, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment loss to average daily net assets would have been 3.19% and (1.67%) for Class C, 3.19% and (1.67%) for Class H. For the period ended October 31, 1998, the ratios of expenses and net investment loss to average daily net assets would have been 4.45% and (2.18%) for Class C, and 4.45% and (2.18%) for Class H.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          DIRECTOR, FORTIS, INC., PRIOR TO JULY
                                           2000, CHAIRMAN AND CHIEF EXECUTIVE
                                           OFFICER, FORTIS, INC., AND MANAGING
                                           DIRECTOR OF FORTIS INTERNATIONAL,
                                           N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Jean L. King               PRESIDENT, COMMUNI-KING
              Phillip O. Peterson        MUTUAL FUND INDUSTRY CONSULTANT;
                                           PARTNER OF KPMG LLP, THROUGH JUNE
                                           1999
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY 1995,
                                           VICE PRESIDENT AND TREASURER,
                                           JOSTENS, INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel F. Schenker           SENIOR VICE PRESIDENT, MARKETING AND
                                           NEW BUSINESS DEVELOPMENT, SELECT
                                           COMFORT CORPORATION, PRIOR TO 2000,
                                           MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Dr. Lemma W. Senbet        THE WILLIAM E. MAYER PROFESSOR OF
                                           FINANCE AND CHAIR, FINANCE
                                           DEPARTMENT, UNIVERSITY OF MARYLAND,
                                           COLLEGE PARK, MD, CONSULTANT,
                                           INTERNATIONAL FINANCIAL INSTITUTIONS
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

David M. Znamierowski
  PRESIDENT
Robert W. Beltz, Jr.
  VICE PRESIDENT
Peter W. Cummins
  VICE PRESIDENT
Kevin J. Carr
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
George R. Jay
  VICE PRESIDENT
Stephen T. Joyce
  VICE PRESIDENT
David N. Levenson
  VICE PRESIDENT
Thomas M. Marra
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
John C. Walters
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER              Hartford Investment Financial Services Company
                                P.O. BOX 1744, HARTFORD, CT 06144-1744

REGISTRAR AND TRANSFER AGENT    Hartford Administrative Services Company
                                P.O. BOX 64387, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Woodbury Financial Services, Inc.
                                P.O. BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

OTHER PRODUCTS AND SERVICES

MUTUAL                 Fortis Bond Funds           MONEY FUND
FUNDS/PORTFOLIOS                                   U.S. GOVERNMENT
CONVENIENT ACCESS TO                               SECURITIES FUND
A BROAD RANGE OF                                   TAX-FREE NATIONAL
SECURITIES                                         PORTFOLIO
                                                   TAX-FREE MINNESOTA
                                                   PORTFOLIO
                                                   STRATEGIC INCOME FUND
                                                   HIGH YIELD PORTFOLIO
                       Fortis Stock Funds          ASSET ALLOCATION
                                                   PORTFOLIO
                                                   VALUE FUND
                                                   GROWTH & INCOME FUND
                                                   CAPITAL FUND
                                                   GLOBAL GROWTH PORTFOLIO
                                                   GROWTH FUND
                                                   INTERNATIONAL EQUITY
                                                   PORTFOLIO
                                                   CAPITAL APPRECIATION
                                                   PORTFOLIO
FIXED AND VARIABLE     Fortis Opportunity Fixed    FIXED ACCOUNT
ANNUITIES              & Variable Annuity          MONEY MARKET SUBACCOUNT
TAX-DEFERRED           Masters Variable Annuity    U.S. GOVERNMENT
INVESTING                                          SECURITIES SUBACCOUNT
                       Empower Variable            DIVERSIFIED INCOME
                       Annuity                     SUBACCOUNT
                                                   MULTISECTOR BOND
                                                   SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   AMERICAN LEADERS
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   CAPITAL OPPORTUNITIES
                                                   SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   BLUE CHIP STOCK II
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GLOBAL EQUITY SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   INVESTORS GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Fortune Fixed Annuities     SINGLE PREMIUM ANNUITY
                                                   FLEXIBLE PREMIUM ANNUITY
                       Income Annuities            GUARANTEED FOR LIFE
                                                   GUARANTEED FOR A
                                                   SPECIFIED PERIOD
LIFE                   Wall Street Series          FIXED ACCOUNT
INSURANCE PROTECTION   Variable Universal Life     MONEY MARKET SUBACCOUNT
AND TAX-DEFERRED       Insurance                   U.S. GOVERNMENT
INVESTMENT                                         SECURITIES SUBACCOUNT
OPPORTUNITY                                        DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   MULTISECTOR BOND
                                                   SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   AMERICAN LEADERS
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   CAPITAL OPPORTUNITIES
                                                   SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   BLUE CHIP STOCK II
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GLOBAL EQUITY SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   INVESTORS GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Adaptable Life
                       Universal Life

The mutual funds, variable life and variable annuity products are distributed through WOODBURY FINANCIAL SERVICES, INC. and managed by HL INVESTMENT ADVISORS, LLC The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY, FIRST FORTIS LIFE INSURANCE COMPANY and FORTIS INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: WOODBURY FINANCIAL SERVICES, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

             [LOGO]
             FORTIS

Solid partners, flexible solutions-SM-

Underwritten and distributed through
Woodbury Financial Services, Inc.
Member NASD, SIPC
P.O. Box 64284, St. Paul, MN 55164-0284

Investment manager
Hartford Investment Financial
Services Company, HIFSCO
P.O. Box 2999, Hartford, CT 06104-2999

Investment subadvisers
Hartford Investment Management
Company, HIMCO
P.O. Box 2999, Hartford, CT 06104-2999

Wellington Management Company, LLP
75 State Street, Boston, MA 02109-1829

FORTIS FUNDS                                                     ---------------
P.O. Box 64284                                                      PRSRT STD
St. Paul, MN 55164-0284                                           U.S. Postage
                                                                      PAID
                                                                 Permit No. 3794
Fortis international stock funds                                 Minneapolis, MN
                                                                 ---------------


The Fortis brandmark and Fortis-Registered Trademark- are servicemarks of Fortis (B) and Fortis (NL).

96407 6/01